Share capital, share premium and own shares - Transactions in Prudential plc shares (Details)	1 Months Ended																								12 Months Ended
	Dec. 31, 2022 USD ($) shares	Nov. 30, 2022 USD ($) shares	Oct. 31, 2022 USD ($) shares	Sep. 30, 2022 USD ($) shares	Aug. 31, 2022 USD ($) shares	Jul. 31, 2022 USD ($) shares	Jun. 30, 2022 USD ($) shares	May 31, 2022 USD ($) shares	Apr. 30, 2022 USD ($) shares	Mar. 31, 2022 USD ($) shares	Feb. 28, 2022 USD ($) shares	Jan. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Nov. 30, 2021 USD ($) shares	Oct. 31, 2021 USD ($) shares	Sep. 30, 2021 USD ($) shares	Aug. 31, 2021 USD ($) shares	Jul. 31, 2021 USD ($) shares	Jun. 30, 2021 USD ($) shares	May 31, 2021 USD ($) shares	Apr. 30, 2021 USD ($) shares	Mar. 31, 2021 USD ($) shares	Feb. 28, 2021 USD ($) shares	Jan. 31, 2021 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2022 £ / shares	Nov. 30, 2022 £ / shares	Oct. 31, 2022 £ / shares	Sep. 30, 2022 £ / shares shares	Aug. 31, 2022 £ / shares	Jul. 31, 2022 £ / shares	Jun. 30, 2022 £ / shares	May 31, 2022 £ / shares	Apr. 30, 2022 £ / shares	Mar. 31, 2022 £ / shares	Feb. 28, 2022 £ / shares	Jan. 31, 2022 £ / shares	Dec. 31, 2021 £ / shares	Nov. 30, 2021 £ / shares	Oct. 31, 2021 £ / shares	Sep. 30, 2021 £ / shares	Aug. 31, 2021 £ / shares	Jul. 31, 2021 £ / shares	Jun. 30, 2021 £ / shares	May 31, 2021 £ / shares	Apr. 30, 2021 £ / shares	Mar. 31, 2021 £ / shares	Feb. 28, 2021 £ / shares	Jan. 31, 2021 £ / shares
Transactions in Prudential plc shares
Cost of own shares deducted from retained earnings | $	$ 270,000,000												$ 267,000,000												$ 270,000,000	$ 267,000,000
Shares held in trust for employee incentive plans
Transactions in Prudential plc shares
Number of shares held | shares	12,600,000												11,700,000												12,600,000	11,700,000
Market value of shares held | $	$ 174,000,000												$ 201,000,000												$ 174,000,000	$ 201,000,000
Number of shares purchased | shares	95,680	79,326	175,837	90,843	86,540	87,338	196,180	460,897	4,024,410	73,193	65,223	63,019	76,926	53,867	436,771	312,226	57,004	60,473	121,472	52,989	2,438,884	55,545	69,865	74,817	5,498,486	3,810,839
Cost of shares purchased | $	$ 1,240,296	$ 837,944	$ 1,675,634	$ 1,000,619	$ 1,029,843	$ 1,052,807	$ 2,402,464	$ 5,288,807	$ 58,880,934	$ 1,055,044	$ 1,098,500	$ 1,120,889	$ 1,355,942	$ 1,072,374	$ 8,410,274	$ 7,961,098	$ 1,128,450	$ 1,145,078	$ 2,508,974	$ 1,183,836	$ 52,512,098	$ 1,189,784	$ 1,251,067	$ 1,443,158	$ 76,683,781	$ 81,162,133
Shares held in trust for employee incentive plans | Minimum
Transactions in Prudential plc shares
Share price | £ / shares																											£ 10.63	£ 8.99	£ 9.06	£ 9.24	£ 9.81	£ 10.06	£ 10.13	£ 8.95	£ 10.64	£ 10.37	£ 12.43	£ 12.93	£ 13.20	£ 14.77	£ 14.48	£ 14.89	£ 14.20	£ 13.62	£ 14.62	£ 15.82	£ 15.45	£ 14.91	£ 12.42	£ 14.12
Shares held in trust for employee incentive plans | Maximum
Transactions in Prudential plc shares
Number of shares held | shares																														13,000,000.0
Share price | £ / shares																											£ 10.74	£ 9.04	£ 9.30	£ 9.73	£ 9.95	£ 10.15	£ 11.70	£ 9.05	£ 11.29	£ 10.96	£ 12.49	£ 13.14	£ 13.24	£ 14.83	£ 14.99	£ 15.24	£ 14.37	£ 13.78	£ 14.89	£ 15.96	£ 15.55	£ 15.49	£ 12.96	£ 14.48